Revenues - Summary of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 180,093	$ 27,600	¥ 121,814	¥ 66,487
Products air mobility solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	105,351	16,145	85,222	2,122
Products smart city management solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	8,282	1,269	4,441	30,455
Products aerial media solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	62,241	9,539	469
Products others [Member]
Disaggregation of Revenue [Line Items]
Revenues	186	29	711	1,648
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	176,060	26,982	90,843	34,225
Services aerial media solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,415	523	30,277	31,275
Services air mobility solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	618	95	694	987
Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	¥ 4,033	$ 618	¥ 30,971	¥ 32,262